STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)					12 Months Ended
	Nov. 25, 2024	Sep. 11, 2024	Sep. 09, 2024	Nov. 21, 2023	Aug. 31, 2025	Aug. 31, 2024	Aug. 31, 2023	Apr. 12, 2024	Dec. 20, 2021	Dec. 16, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized						250,000,000				75,000,000
Common stock, par value						$ 0.001		$ 0.001		$ 0.001
Reverse stock split description		1-for-4 reverse stock split	1:4 Reverse Stock Split		1:4 Reverse Stock Split, each 4 pre-split
Common stock, shares issued			25,685,591		27,180,631	25,685,591			101,779,323
Common stock, shares outstanding					27,180,631	25,685,591			101,779,323
Consulting Services [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares	815,419
Percentage of consideration for services	3.00%
15 Referral Agents [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares				52,107		52,107
Two Individuals [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares issued, service				5,500
IPO [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares	679,516
Percentage of consideration for services	2.50%
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Common stock, shares authorized										1,000,000,000
Issuance of shares						93,455
Number of shares issued, service						14,402
Common stock, shares issued						102,742,362
Common Stock [Member] | Series of Offerings [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares						373,822
Shares Issued, Price Per Share						$ 2.50
Gross proceeds from common stock							$ 934,534